Name of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator			Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4			Demand Withdrawn5			Demand Rejected6
			(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Commercial mortgages
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001420805	X	Bank of America, N.A.	80	1,603,053,325	95.80%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	0	0.00%	0	0	0.00%	0	0	0.00%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001420805	X	Bridger Commercial Funding LLC	20	70,236,934	4.20%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%
Commercial mortgages Subtotal			100	1,673,290,259		0	0		0	0		0	0		1	0		0	0		0	0

Issuing Entities with No Demands for Repurchase or Replacement7
FNMA Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 1995-M2			71	216,135,888	100%
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1996-1 0001012644	X		94	322,639,648	100%
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1998-2 0001074485	X		376	1,581,964,672	100%
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-1 0001080815	X		331	1,222,145,408	100%
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-LTL1 0001081766	X		128	492,491,712	100%
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-SL 0001087701	X		2742	1,178,488,448	100%
NationsLink Funding Corporation Commercial Mortgage Pass-Through Certificates, Series 1999-2 0001098973	X		330	1,115,186,688	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-1 0001005007	X		159	771,922,432	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2000-2 0001005007	X		128	889,004,544	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-1 0001005007	X		185	948,131,136	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-PB1 001161962	X		134	938,283,200	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-PB2 0001173723	X		118	1,124,328,704	100%
Banc of America Structured Securities Trust Commercial Mortgage Pass-Through Certificates, Series 2002-X1			118	287,816,512	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-2 0001186968	X		152	1,744,285,952	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-1 0001226627	X		112	1,132,371,712	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-2 0001270816	X		150	1,766,981,888	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-1 0001283137	X		113	1,327,183,360	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-2 0001287026	X		95	1,138,760,576	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-3 0001297110	X		94	1,289,318,016	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-4 0001303846	X		108	1,426,027,776	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-5 0001309308	X		109	1,367,629,056	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-6 0001310851	X		79	956,589,376	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-1 0001321893	X		135	2,399,047,936	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-2 0001321893	X		86	1,647,344,384	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-3 0001331409	X		108	2,235,894,272	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-4 0001338265	X		128	1,585,679,744	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-5 0001339824	X		103	1,962,338,432	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-6 0001345833	X		163	2,942,152,192	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001353932	X		192	2,037,667,328	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001364772	X		160	2,699,084,544	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001368730	X		96	1,964,746,752	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001372264	X		164	2,727,474,944	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-5 0001376210	X		183	2,243,271,168	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-6 0001380701	X		116	2,462,208,256	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-1 0001389149	X		157	3,145,214,464	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-2 0001399449	X		180	3,172,686,592	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-3 0001404501	X		151	3,515,654,656	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2007-4 0001413884	X		143	2,231,301,888	100%
Commercial Mortgage Loan Trust Commercial Mortgage Pass-Through Certificates, Series 2008-LS1 0001427687	X		238	2,345,024,768	100%
Banc of America Commercial Mortgage Securities Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-1 0001437473	X		108	1,269,690,752	100%
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series K-007			83	1,168,741,248	100%
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2010-K9			70	1,248,191,232	100%
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K13			81	1,250,920,064	100%
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-KAIV			19	672,342,976	100%
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2011-K704			65	1,196,838,528	100%
FREMF Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2012-K710			55	1,286,014,500	100%

Total			100	1,673,290,259		0	0		0	0		0	0		1	0		0	0		0	0

1The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

7Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.